Finance Lease Liabilities (Details) - USD ($)		6 Months Ended
	Sep. 11, 2017	Dec. 31, 2022	Dec. 31, 2021
Finance Lease Liabilities [Abstract]
Rate of financial lease liability interest	4.90%
Maturity date	Dec. 31, 2027
Amortization expense of financial lease right-of-use assets		$ 85,608	$ 93,363
Interest expense for financial lease		$ 9,709	$ 12,059